Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 198,744	$ 159,158	$ 231,315
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion	573,557	570,955	564,935
Bad debts expense	62,157	76,292	107,991
Stock-based compensation expense	20,183	18,044	16,362
Deferred income taxes, net	203,264	73,727	47,260
Equity in earnings of unconsolidated entities	(83,566)	(97,318)	(96,800)
Distributions from unconsolidated entities	91,768	100,359	91,105
Loss on impairment of intangible assets			14,000
(Gain) loss on asset disposals and exchanges, net	(1,873)	10,717	16,169
Gain on investment	(11,373)
Noncash interest expense	10,040	2,540	2,442
Other operating activities	102	(2,483)	(24)
Changes in assets and liabilities from operations
Accounts receivable	(82,175)	(75,252)	(114,646)
Inventory	(14,640)	40,277	(35,992)
Accounts payable - trade	28,410	(52,568)	36,195
Accounts payable - affiliate	1,392	(3,940)	5,119
Customer deposits and deferred revenues	34,927	6,180	(9,921)
Accrued taxes	(39,984)	(70,057)	48,218
Accrued interest	225	204	(2,121)
Other assets and liabilities	(3,296)	77,552	(49,798)
Cash flows from operating activities	987,862	834,387	871,809
Cash flows from investing activities
Cash used for additions to property, plant and equipment	(771,798)	(569,323)	(530,769)
Cash received from divestitures			50
Cash paid for acquisitions and licenses	(23,773)	(17,101)	(16,027)
Cash paid for investments	(110,000)	(250,250)	(450)
Cash received for investments	145,250	60,330	120
Other investing activities	718	(953)	1,614
Cash flows from investing activities	(759,603)	(777,297)	(545,462)
Cash flows from financing activities
Repayment of long-term debt	(330,338)	(316)	(140,236)
Issuance of long-term debt	342,000
Common shares reissued for benefit plans, net of tax payments	1,935	509	(82)
Common shares repurchased	(62,294)	(52,827)	(33,585)
Payment of debt issuance costs	(11,400)	(2,229)	(4,421)
Distributions to noncontrolling interests	(21,094)	(19,631)	(18,426)
Payments to acquire additional interest in subsidiaries		(8,786)	(285)
Other financing activities	172	114	93
Cash flows from financing activities	(81,019)	(83,166)	(196,942)
Net increase (decrease) in cash and cash equivalents	147,240	(26,076)	129,405
Cash and cash equivalents
Beginning of period	276,915	302,991	173,586
End of period	$ 424,155	$ 276,915	$ 302,991